Rule 497(e)
                                      Registration Nos. 333-125751 and 811-21774


                        FIRST TRUST EXCHANGE-TRADED FUND
                                 (the "Trust")

                        FIRST TRUST CAPITAL STRENGTH ETF
             FIRST TRUST CBOE(R) S&P 500(R) VIX(R) TAIL HEDGE FUND
                   FIRST TRUST DOW JONES INTERNET INDEX FUND
                FIRST TRUST DOW JONES SELECT MICROCAP INDEX FUND
                       FIRST TRUST ISE CHINDIA INDEX FUND
                        FIRST TRUST ISE WATER INDEX FUND
              FIRST TRUST MORNINGSTAR DIVIDEND LEADERS INDEX FUND
                FIRST TRUST NASDAQ-100 EQUAL WEIGHTED INDEX FUND
             FIRST TRUST NASDAQ-100 EX-TECHNOLOGY SECTOR INDEX FUND
              FIRST TRUST NASDAQ-100-TECHNOLOGY SECTOR INDEX FUND
              FIRST TRUST NASDAQ(R) ABA COMMUNITY BANK INDEX FUND
          FIRST TRUST NASDAQ(R) CLEAN EDGE(R) GREEN ENERGY INDEX FUND
                 FIRST TRUST NYSE ARCA BIOTECHNOLOGY INDEX FUND
                        FIRST TRUST S&P REIT INDEX FUND
                  FIRST TRUST TOTAL US MARKET ALPHADEX(R) ETF
                         FIRST TRUST US IPO INDEX FUND
               FIRST TRUST VALUE LINE(R) 100 EXCHANGE-TRADED FUND
                 FIRST TRUST VALUE LINE(R) DIVIDEND INDEX FUND
                 (each a "Fund" and collectively, the "Funds")

                 SUPPLEMENT TO THE PROSPECTUS DATED MAY 1, 2015
                                      AND
             STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2015
                  AS PREVIOUSLY SUPPLEMENTED ON JUNE 30, 2015


                              DATED MARCH 18, 2016


      Notwithstanding anything to the contrary in the Funds' Prospectus or Statement of Additional Information, Chris A. Peterson, CFA, Senior Vice President of First Trust Advisors L.P. ("First Trust"), is now a member of each Fund's Investment Committee, and will serve as a member of each Fund's portfolio management team beginning on or about March 18, 2016.

            Chris A. Peterson, CFA, is a Senior Vice President and head of First Trust's strategy research group. He joined First Trust in January of 2000. Mr. Peterson is responsible for developing and implementing quantitative equity investment strategies. Mr. Peterson received his B.S. in Finance from Bradley University in 1997 and his M.B.A. from the University of Chicago Booth School of Business in 2005. He has over 18 years of financial services industry experience and is a recipient of the Chartered Financial Analyst designation.

            As of February 29, 2016, Chris A. Peterson managed the investment vehicles with the number of accounts and assets set forth in the table below:

                                                   OTHER
                            REGISTERED             POOLED
                            INVESTMENT           INVESTMENT            OTHER
                            COMPANIES             VEHICLES           ACCOUNTS
                            NUMBER OF            NUMBER OF           NUMBER OF
                             ACCOUNTS             ACCOUNTS           ACCOUNTS
PORTFOLIO MANAGER           ($ ASSETS)           ($ ASSETS)         ($ ASSETS)

Chris A. Peterson              N/A                  N/A                 N/A


           PLEASE KEEP THIS SUPPLEMENT WITH YOUR FUND PROSPECTUS AND
            STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE